Investment Strategy - PUTNAM MORTGAGE SECURITIES FUND	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.
The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity
(e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.
The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non‑agency residential mortgage-backed securities (which may be backed by non‑qualified or “sub‑prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non‑agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. The fund currently has significant investment exposure to commercial mortgage-backed securities. While the fund’s emphasis will be on mortgage-backed securities, the fund may also invest to a lesser extent in other types of asset-backed securities.
The Investment Manager may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. The Investment Manager typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to‑be‑announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, for both hedging and non‑hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.